Receivables and Other Assets from YR TV Station Under Arbitration	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Receivables and Other Assets Under Arbitration [Text Block]

NOTE 5 –RECEIVABLES AND OTHER ASSETS FROM YR TV STATION UNDER ARBITRATION

	December 31, 2011	December 31, 2010
		(for comparison)
China YR TV Station- Loan	749,541	713,120
China YR TV Station- Advertising income	3,081,899	2,932,148
China YR TV Station- Others	180,235	258,571
Impairment	(680,000)	-
	$3,331,675	$3,903,839

The receivables also consist of $3,081,899 and $2,932,148 advertisement income collected by YR TV Station on behalf of Taiyuan Ad Co. and $749,541 and $713,120 outstanding loan borrowed by YR TV Station on behalf of Taiyuan Ad Co. as of December 31, 2011 and 2010 respectively.

As discussed in Note 1 Organization “Termination of Business Contract with YR TV Station” and note 3 “Operations under Arbitration” above, the Company was forced to terminate cooperation with its joint venture partner, YR TV Station due to the PRC’s internal restructuring for TV broadcasting business in Shanxi Province, YR TV Station had merged with Shanxi Broadcasting Group. As of December 31, 2011, the carrying value of the assets that are under arbitration is separately presented in the Balance Sheet in the caption “Receivables from YR TV Station under arbitration” and these assets are no longer depreciated.

In April 2012, the Company formally filed arbitration against China YR TV Stations to the CIETAC.  CIETAC is the major permanent arbitration institutions in China and responsible for independently and impartially resolves economic and trade disputes by means of arbitration.  In this action the Company allege breach of contract by YR TV Station, seeking recovery of capital investment cost plus interest and others totaled RMB54 million (approximately $8,571,000). The arbitration is pending the CIETAC’s decision which has not yet been issued.

In this instance, management has assessed the matters based on current information and made judgments concerning their potential outcome, giving consideration to the nature of the claim, the amount, and the probability of success. Management believes it will receive a positive award in the arbitration. Under this circumstances, the management determined that the carrying amount of the underlying assets subject to the CEITAC’s decision exceed the recoverable amount, consequently, the Company recorded an impairment loss of $680,000, which represents the excess of the carrying values of the assets over their recoverable values. The impairment loss is recorded as a separate line item (“Impairment charge”) in the Consolidated Statements of Operations for 2011.

Because litigation is subject to inherent uncertainties including unfavorable rulings or developments, it is possible that the ultimate resolution of our legal proceedings could involve amounts that are different from our currently recorded amount and that such differences could be material.